Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 126,857	$ 117,202	$ 69,098
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
Gains on cash flow hedges, before tax	5,337	0	0
Reclassification adjustments on cash flow hedges, before tax	(5,273)	0	0
Cash flow hedges, before tax	64	0	0
Gains on marketable securities, before tax	1,215	0	0
(Losses) gains on pensions, before tax	(1,809)	(687)	117
Foreign currency translation adjustments, before tax	(124,639)	(131,326)	(45,807)
Other comprehensive loss, before tax	(125,169)	(132,013)	(45,690)
Income tax relating to components of other comprehensive loss	1,140	(57)	(2,151)
Total other comprehensive loss, after tax	(124,029)	(132,070)	(47,841)
Comprehensive income (loss)	2,828	(14,868)	21,257
Comprehensive (income) loss attributable to noncontrolling interest	(146)	959	(367)
Comprehensive income (loss) attributable to the owners of QIAGEN N.V.	$ 2,682	$ (13,909)	$ 20,890